Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2022
Assets Held For Sale [Abstract]
Schedule of Assets and Liabilities Held For Sale
The following table summarizes the carrying value of the assets and liabilities that are classified as held for sale at December 31, 2021.

2021
Trade and other receivables	29
Contract costs	4
Prepaid expenses	1
Property, plant and equipment	2
Intangible assets	1
Other non-current assets	7
Goodwill	6
Total assets held for sale	50
Trade payables and other liabilities	18
Contract liabilities	7
Deferred tax liabilities	5
Other non-current liabilities	5
Total liabilities held for sale	35
Net assets held for sale	15